Note 9 - Share-based Compensation - Summary of Non-vested RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Balance, shares (in shares)	267,359	97,996
Balance, weighted average grant date fair value per share (in dollars per share)	$ 2.84	$ 8.71
RSUs granted, shares (in shares)	34,713	226,471
RSUs granted, weighted average grant date fair value per share (in dollars per share)	$ 4.75	$ 1.36
RSUs vested, shares (in shares)	(2,272)	(57,108)
RSUs vested, weighted average grant date fair value per share (in dollars per share)	$ 99.36	$ 7.03
RSUs forfeited, shares (in shares)
RSUs forfeited, weighted average grant date fair value per share (in dollars per share)
Balance, shares (in shares)	62,135	267,359
Balance, weighted average grant date fair value per share (in dollars per share)	$ 10.55	$ 2.84